Document and Entity Information	Jun. 11, 2024
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	WEWORK INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39419
Entity Tax Identification Number	85-1144904
Entity Address Address Line 1	71 5th Avenue, 2nd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10003
City Area Code	646
Local Phone Number	389-3922
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001813756
Current Fiscal Year End Date	--12-31
Common Class A [Member]
Entity Listings [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	WE
Security Exchange Name	NONE
Warrant [Member]
Entity Listings [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	WE WS
Security Exchange Name	NONE
Class A Common Stock Purchase Rights [Member]
Entity Listings [Line Items]
Security 12b Title	Class A Common Stock Purchase Rights
Security Exchange Name	NONE
No Trading Symbol Flag	true